Cash and cash equivalents (Details) - Schedule of Cash and Cash Equivalents - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cash and Cash Equivalents [Abstract]
Cash in new Israeli shekels	₪ 505	₪ 11,566
Cash in foreign currency	16,607	7,674
Total cash and cash equivalents	₪ 17,112	₪ 19,240